Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Components of trade and other receivables [text block]
	December 31, 2017	December 31, 2016
Goods and services tax ("GST") recoverable	$23	$19
Mexican value added tax ("IVA") recoverable	30	37
Interest receivable	107	572
	$160	$628